Cover	Oct. 16, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 16, 2026
Entity File Number	001-42888
Entity Registrant Name	Fermi Inc.
Entity Central Index Key	0002071778
Entity Tax Identification Number	33-3560468
Entity Incorporation, State or Country Code	TX
Entity Address, Address Line One	1845 Woodall Rodgers Fwy
Entity Address, Address Line Two	Suite 1100
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75201
City Area Code	214
Local Phone Number	894-7855
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	true
Common Stock, $0.001 par value
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	FRMI
Security Exchange Name	NASDAQ
Common Stocka 0. 001 Par Value [Member]
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	FRMI